Business Combination (Tables)	12 Months Ended
Dec. 31, 2025
Business Combination [Abstract]
Schedule of Purchase Consideration Allocated to Assets Acquired and Liabilities Assumed

The total purchase consideration was allocated to the assets acquired and liabilities assumed as set forth below:

Allocation	Amount
Fair value of contingent shares	1,943,100
Fair value of contingent warrants	53,388
Total fair value of consideration transferred	1,996,488

Identifiable assets acquired and liabilities assumed
Cash	26,345
Customer Relationship	1,231,322
Deferred tax liability	(258,577)
Goodwill	997,398
Total	1,996,488